Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014628 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class R6 Shares
Trading Symbol	TIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 2,715,894,201
Holdings Count | Holding	50
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014629 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class A Shares
Trading Symbol	TCREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.92%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[2]
Net Assets	$ 2,715,894,201
Holdings Count | Holding	50
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014630 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Retirement Class Shares
Trading Symbol	TRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[3]
Net Assets	$ 2,715,894,201
Holdings Count | Holding	50
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

Holdings [Text Block]
C000079553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Premier Class Shares
Trading Symbol	TRRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$33	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[4]
Net Assets	$ 2,715,894,201
Holdings Count | Holding	50
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

Holdings [Text Block]
C000162546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class I Shares
Trading Symbol	TIRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$32	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[5]
Net Assets	$ 2,715,894,201
Holdings Count | Holding	50
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014636 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[6]
Net Assets	$ 3,025,719,261
Holdings Count | Holding	54
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000014637 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class A Shares
Trading Symbol	TCILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$31	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[7]
Net Assets	$ 3,025,719,261
Holdings Count | Holding	54
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 3,025,719,261
Holdings Count | Holding	54
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[9]
Net Assets	$ 3,025,719,261
Holdings Count | Holding	54
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class I Shares
Trading Symbol	TIIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[10]
Net Assets	$ 3,025,719,261
Holdings Count | Holding	54
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000202748 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class W Shares
Trading Symbol	TIIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[11]
Net Assets	$ 3,025,719,261
Holdings Count | Holding	54
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

[1]	Annualized for period less than one year.
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[11]	Annualized for period less than one year.